Borrowed Funds and Subordinated Debentures (Tables)	12 Months Ended
Dec. 31, 2013
Borrowed Funds and Subordinated Debentures [Abstract]
Schedule of Debt

	2013		2012		2011
(In thousands)	Amount	Rate	Amount	Rate	Amount	Rate
FHLB borrowings and repurchase agreements:
At December 31,	$92,000	2.58%	$60,000	3.94%	$60,000	3.94%
Year-to-date average	61,010	3.88	60,008	3.94	60,000	3.94
Maximum outstanding	95,000		61,000		60,000
Repurchase agreements:
At December 31,	$15,000	3.67%	$15,000	3.67%	$15,000	3.67%
Year-to-date average	15,000	3.67	15,000	3.67	15,000	3.67
Maximum outstanding	15,000		15,000		15,000
Subordinated debentures:
At December 31,	$15,465	1.80%	$15,465	1.89%	$15,465	3.11%
Year-to-date average	15,465	1.83	15,465	2.19	15,465	4.83
Maximum outstanding	15,465		15,465		15,465

Schedule of Maturities of Term Debt

(In thousands)	2014	2015	2016	2017	2018	Thereafter	Total
FHLB borrowings and repurchase agreements	$32,000	$10,000	$20,000	$30,000	$-	$-	$92,000
Other repurchase agreements	-	-	-	-	15,000	-	15,000
Subordinated debentures	-	-	-	-	-	15,465	15,465
Total borrowings	$32,000	$10,000	$20,000	$30,000	$15,000	$15,465	$122,465